Income Taxes - Income Tax Reconciliation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income tax expense (benefit) at the U.S. federal tax rate of 35%	$ 64	$ 68	$ 47
Foreign income tax differential	(33)	(19)	(23)
U.S. permanent book/tax differences	(3)	3	2
Tax audit settlements	(12)	(12)	0
Change in liability for unrecognized tax benefits	12	2	4
Nondeductible transaction costs	1	4	0
U.S. valuation allowance	17	5	0
Japan valuation allowance release	0	0	(40)
Other, net	(4)	0	(1)
Total income tax expense (benefit)	$ 42	$ 51	$ (11)
Federal income tax rate	35.00%	35.00%	35.00%